Intangible assets (Tables)	12 Months Ended
Mar. 31, 2019
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Summary of Intangible Assets

Intangible assets consist of the following:

	Software		Patents and technological know how		Customer related		Intellectual property rights and other intangibles		Product development		Indefinite life trademarks and brands		Total
	(In millions)
Cost as at April 1, 2018	Rs.	63,015.3	Rs.	15,221.2	Rs.	5,612.7	Rs.	3,268.3	Rs.	681,420.6	Rs.	57,063.1	Rs.	825,601.2
Additions		8,446.9		21.8		—		445.9		114,174.4		—		123,089.0
Reversal of assets classified as held for sale		2,488.3		17.5		486.9		—		—		—		2,992.7
Currency translation		(1,923.6)		(283.5)		(119.6)		(84.5)		(12,321.8)		(1,097.0)		(15,830.0)
Fully amortized not in use		(4,345.1)		(382.0)		—		(82.8)		(85,732.2)		—		(90,542.1)

Cost as at March 31, 2019		67,681.8		14,595.0		5,980.0		3,546.9		697,541.0		55,966.1		845,310.8

Accumulated amortization at April 1, 2018		(32,351.4)		(13,956.4)		(2,731.2)		(882.3)		(317,707.6)		—		(367,628.9)
Amortization for the year		(10,434.8)		(768.3)		(293.5)		(395.7)		(97,478.0)		—		(109,370.3)
Reversal of assets classified as held for sale		(1,706.3)		(4.8)		(110.0)		—		—		—		(1,821.1)
Write down/impairment of assets		(6,694.0)		—		(617.3)		(474.0)		(80,928.6)		(13,168.8)		(101,882.7)
Currency translation		540.6		375.4		52.3		(95.9)		4,961.1		(141.1)		5,692.4
Fully amortized not in use		4,345.1		382.0		—		82.8		85,732.2		—		90,542.1

Accumulated amortization at March 31, 2019		(46,300.8)		(13,972.1)		(3,699.7)		(1,765.1)		(405,420.9)		(13,309.9)		(484,468.5)

Net carrying amount as at March 31, 2019	Rs.	21,381.0	Rs.	622.9	Rs.	2,280.3	Rs.	1,781.8	Rs.	292,120.1	Rs.	42,656.2	Rs.	360,842.3

Capital work-in-progress														219,713.6

Total													Rs.	580,555.9

													US$	8,395.0

Cost as at April 1, 2017	Rs.	52,128.4	Rs.	13,136.9	Rs.	5,166.0	Rs.	1,950.0	Rs.	468,329.6	Rs.	50,035.0	Rs.	590,745.9
Additions		8,472.0		427.5		223.1		615.3		155,417.4		—		165,155.3
Asset acquired in Business Combination		126.2		—		—		335.9		—		—		462.1
Assets classified as held for sale		(2,488.3)		(16.8)		(486.9)		—		—		—		(2,992.0)
Currency translation		6,943.2		1,673.6		710.5		367.1		69,602.0		7,028.1		86,324.5
Fully amortized not in use		(2,166.2)		—		—		—		(11,928.4)		—		(14,094.6)

Cost as at March 31, 2018		63,015.3		15,221.2		5,612.7		3,268.3		681,420.6		57,063.1		825,601.2

Accumulated amortization at April 1, 2017		(22,148.2)		(10,960.5)		(2,254.4)		(396.2)		(207,832.3)		—		(243,591.6)
Amortization for the year		(9,972.6)		(1,350.7)		(260.9)		(536.7)		(90,076.4)		—		(102,197.3)
Assets Held for Sale		1,700.5		6.4		109.6		—		—		—		1,816.5
Write down of assets		(1,127.1)		—		—		—		—		—		(1,127.1)
Currency translation		(2,970.2)		(1,651.6)		(325.5)		50.6		(31,727.3)		—		(36,624.0)
Fully amortized not in use		2,166.2		—		—		—		11,928.4		—		14,094.6

Accumulated amortization at March 31, 2018		(32,351.4)		(13,956.4)		(2,731.2)		(882.3)		(317,707.6)		—		(367,628.9)

Net carrying amount as at March 31, 2018	Rs.	30,663.9	Rs.	1,264.8	Rs.	2,881.5	Rs.	2,386.0	Rs.	363,713.0	Rs.	57,063.1	Rs.	457,972.3

Capital work-in-progress														227,195.6

Total													Rs.	685,167.9

1.

The useful life of trademarks and brands in respect of the acquired Jaguar Land Rover businesses have been determined to be indefinite as the Company expects to generate future economic benefits indefinitely from these assets.

The indefinite life intangible assets have been allocated to the Jaguar Land Rover businesses. The recoverable amount of the cash generating unit has been determined based on value in use. Value in use has been determined based on future cash flows after considering current economic conditions and trends, estimated future operating results, growth rates and anticipated future economic conditions.

2.

During the year ended March 31, 2014, legislation was enacted that allows United Kingdom (UK) companies to elect for the Research and Development Expenditure Credit (RDEC) on qualifying expenditures incurred since April 1, 2013, instead of the existing super-deduction rules. As a result of this election by the Company’s subsidiary in the UK, Rs. 8,350.6 million, Rs. 8,717.5 million and Rs. 7,626.7 million of the RDEC, for the years ended March 31, 2019, 2018 and 2017, respectively, the proportion relating to capitalized product development expenditure, have been offset against these assets. The remaining Rs. 1,601.5 million, Rs. 3,845.9 million and Rs.3,331.1 million for the years ended March 31, 2019, 2018 and 2017 respectively, have been recognized as incentives, a component of other income/(loss) (net).

Summary of Intangible Assets Under Development
Intangible assets under development

	Year ended March 31,
	2019				2018
Cost as at April 1,	US$	3,285.3	Rs.	227,195.6	Rs.	224,359.5
Additions		2,511.7		173,698.8		161,196.8
Transferred to other intangible assets		(1,773.1)		(122,621.4)		(164,960.7)
Transferred to Held for Sale		—		—		(1,901.0)
Reversal of assets classified as Held for Sale		1.8		125.4		—
Provision for impairment/Write off		(778.9)		(53,864.8)		(15,766.4)
Currency translation		(69.7)		(4,820.0)		24,267.4

Balance at the end	US$	3,177.1	Rs.	219,713.6	Rs.	227,195.6